Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Parenthetical) (Detail) - GHL [Member] - GHI Share [Member]	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Conversion Ratio Common Stock	1.3032888
Sharebased Payment Arrangement, Option [Member]
Statement [Line Items]
Conversion Ratio Common Stock	1.3032888
Restricted Stock Units (RSUs) [Member]
Statement [Line Items]
Conversion Ratio Common Stock	1.3032888